RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 17 — RELATED PARTY TRANSACTIONS

Due to related parties

As of December 31, 2023 and 2022, balance due to a related party, Zhang Jian Xin, a legal representative of China Liberal Beijing, amounted to $0.7 million and nil, respectively. This borrowing was used for working capital during the Company’s normal course of business and was at an effective annual interest rate of 3.45% since January 2023 onwards and due on demand.

As of December 31, 2023 and 2022, balance due to a related party, Ms. Ngai Ngai Lam, CEO and Chairwoman of the Company, amounted to $0.3 million and $22,464, respectively. This borrowing was used for working capital during the Company’s normal course of business and was at an effective annual interest rate of 3.45% since May 2023 onwards and due on demand.

As of December 31, 2023 and 2022, balance due to a related party, Zhou Mingbo, a shareholder of the Company, amounted to $0.4 million and $0.4 million, respectively. This borrowing was used for working capital during the Company’s normal course of business and was at an effective annual interest rate of 3.3% and due on demand.

For the years ended December 31, 2023 and 2022, interest expenses were $34,714 and nil, respectively.